Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,972	1,959
Effect of stock lending	30	30
Effect of delivery of treasury shares	2	6
Weighted average number of ordinary and restricted shares at 30 June	2,004	1,995
Effect of share options, warrants and restricted stock units	41	39
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2,045	2,034
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 2,924	$ 76
Exceptional items, before taxes (refer to Note 7)	(217)	(2,796)
Exceptional finance income/(cost), before taxes (refer to Note 8)	(299)	(1,388)
Exceptional taxes (refer to Note 7)	42	107
Exceptional non-controlling interest (refer to Note 7)	7	46
Profit from discontinued operations (refer to Note 16)	0	2,055
Profit attributable to equity holders of AB InBev	2,458	(1,900)
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	2,606	1,805
Mark-to-market (losses)/gains on certain derivatives related to the hedging of share-based payment programs (refer to Note 8)	348	(1,724)
Hyperinflation impacts	(30)	(5)
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 2,924	$ 76
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 30 June	2,004	1,995